UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO
FORM N-Q
JANUARY 31, 2008

Legg Mason Partners Variable Aggressive Growth Portfolio

Schedule of Investments (unaudited)	January 31, 2008

Shares	Security	Value

COMMON STOCKS — 99.9%
CONSUMER DISCRETIONARY — 15.0%
Media — 14.9%
1,345,595	Cablevision Systems Corp., New York Group, Class A Shares *	$31,594,571
171,175	CBS Corp., Class B Shares	4,311,898
	Comcast Corp.:
205,438	Class A Shares *	3,730,754
2,162,527	Special Class A Shares *	38,903,861
212,880	Discovery Holding Co., Class A Shares *	4,943,074
	Liberty Global Inc.:
84,367	Series A Shares *	3,409,270
85,560	Series C Shares *	3,182,832
	Liberty Media Holding Corp.:
98,690	Capital Group, Series A Shares *	10,621,018
540,950	Interactive Group, Series A Shares *	8,606,514
2,699,500	Sirius Satellite Radio Inc. *	8,638,400
1,231,067	Time Warner Inc.	19,376,995
171,175	Viacom Inc., Class B Shares *	6,634,743
721,400	Walt Disney Co.	21,591,502
40,200	World Wrestling Entertainment Inc., Class A Shares	602,196

	Total Media	166,147,628

Specialty Retail — 0.1%
224,700	Charming Shoppes Inc. *	1,449,315

	TOTAL CONSUMER DISCRETIONARY	167,596,943

ENERGY — 20.0%
Energy Equipment & Services — 12.1%
173,400	Core Laboratories NV *	19,542,180
609,800	Grant Prideco Inc. *	30,355,844
1,370,400	Weatherford International Ltd. *	84,704,424

	Total Energy Equipment & Services	134,602,448

Oil, Gas & Consumable Fuels — 7.9%
1,512,700	Anadarko Petroleum Corp.	88,629,093

	TOTAL ENERGY	223,231,541

FINANCIALS — 11.3%
Capital Markets — 10.3%
160,400	Cohen & Steers Inc.	4,569,796
1,226,784	Lehman Brothers Holdings Inc.	78,722,729
553,500	Merrill Lynch & Co. Inc.	31,217,400

	Total Capital Markets	114,509,925

Diversified Financial Services — 0.2%
88,225	CIT Group Inc.	2,466,771

Thrifts & Mortgage Finance — 0.8%
49,500	Astoria Financial Corp.	1,345,410
379,415	New York Community Bancorp Inc.	7,038,148

	Total Thrifts & Mortgage Finance	8,383,558

	TOTAL FINANCIALS	125,360,254

HEALTH CARE — 35.4%
Biotechnology — 20.2%
168,920	Alkermes Inc. *	2,250,014
877,705	Amgen Inc. *	40,892,276
960,856	Biogen Idec Inc. *	58,564,173
120,700	Genentech Inc. *	8,471,933
872,116	Genzyme Corp. *	68,138,423
580,803	ImClone Systems Inc. *	25,247,506
232,950	Isis Pharmaceuticals Inc. *	3,634,020
803,051	Millennium Pharmaceuticals Inc. *	12,182,284
4,800	Nabi Biopharmaceuticals *	16,944
283,110	Vertex Pharmaceuticals Inc. *	5,764,120

	Total Biotechnology	225,161,693

See Notes to Schedule of Investments.

Legg Mason Partners Variable Aggressive Growth Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Shares	Security	Value

Health Care Equipment & Supplies — 1.8%
451,761	Covidien Ltd.	$20,162,093

Health Care Providers & Services — 7.4%
1,629,020	UnitedHealth Group Inc.	82,819,377

Life Sciences Tools & Services — 0.0%
177,860	Nanogen Inc. *	72,923

Pharmaceuticals — 6.0%
208,410	BioMimetic Therapeutics Inc. *	3,099,057
1,116,880	Forest Laboratories Inc. *	44,418,318
167,548	Johnson & Johnson	10,599,086
85,018	Teva Pharmaceutical Industries Ltd., ADR	3,914,229
397,000	Valeant Pharmaceuticals International *	4,494,040

	Total Pharmaceuticals	66,524,730

	TOTAL HEALTH CARE	394,740,816

INDUSTRIALS — 6.5%
Aerospace & Defense — 3.9%
390,000	L-3 Communications Holdings Inc.	43,223,700

Industrial Conglomerates — 1.6%
451,761	Tyco International Ltd.	17,781,313

Machinery — 1.0%
312,000	Pall Corp.	11,509,680

	TOTAL INDUSTRIALS	72,514,693

INFORMATION TECHNOLOGY — 11.7%
Communications Equipment — 2.5%
93,068	Arris Group Inc. *	818,070
1,022,500	Motorola Inc.	11,789,425
417,225	Nokia Oyj, ADR	15,416,464

	Total Communications Equipment	28,023,959

Computers & Peripherals — 1.9%
3,500	LaserCard Corp. *	36,750
273,500	Quantum Corp. *	629,050
510,600	SanDisk Corp. *	12,994,770
341,967	Seagate Technology	6,931,671

	Total Computers & Peripherals	20,592,241

Electronic Equipment & Instruments — 1.4%
18,150	Excel Technology Inc. *	463,914
451,761	Tyco Electronics Ltd.	15,274,039

	Total Electronic Equipment & Instruments	15,737,953

Internet Software & Services — 0.0%
2	Move Inc. *	4

Semiconductors & Semiconductor Equipment — 4.3%
603,050	Broadcom Corp., Class A Shares *	13,315,344
125,000	Cabot Microelectronics Corp. *	4,322,500
235,500	Cirrus Logic Inc. *	1,000,875
141,400	Cree Inc. *	4,178,370
139,700	DSP Group Inc. *	1,599,565
411,659	Intel Corp.	8,727,171
1,824,855	Micron Technology Inc. *	12,828,731
560,700	RF Micro Devices Inc. *	1,811,061
15,700	Standard Microsystems Corp. *	469,744

	Total Semiconductors & Semiconductor Equipment	48,253,361

Software — 1.6%
111,800	Advent Software Inc. *	5,048,888
243,800	Autodesk Inc. *	10,032,370

See Notes to Schedule of Investments.

Legg Mason Partners Variable Aggressive Growth Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Shares	Security	Value

Software — 1.6% (continued)
97,564	Microsoft Corp.	$3,180,586

	Total Software	18,261,844

	TOTAL INFORMATION TECHNOLOGY	130,869,362

	TOTAL INVESTMENTS — 99.9% (Cost — $862,847,371#)	1,114,313,609
	Other Assets in Excess of Liabilities — 0.1%	766,482

	TOTAL NET ASSETS — 100.0%	$1,115,080,091

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Aggressive Growth Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$377,656,411
Gross unrealized depreciation	(126,190,173)
Net unrealized appreciation	$251,466,238

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 26, 2008

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: March 26, 2008